Trade and other receivables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables

For the year ended December 31	Note	2025	2024
Trade receivables (1)		4,113	4,305
Allowance for revenue adjustments		(158)	(191)
Allowance for doubtful accounts	30	(164)	(120)
Current tax receivable		348	112
Commodity taxes receivable		10	7
Other accounts receivable		325	376
Total trade and other receivables		4,474	4,489
(1)The details of securitized receivables are set out in Note 25, Debt due within one year.
Wireless device financing plan receivables
Wireless device financing plan receivables represent amounts owed to us under financing agreements that have not yet been billed. The current portion of these balances is included in Trade receivables within the Trade and other receivables line item on our statements of financial position and the long-term portion is included within the Other non-current assets line item on our statements of financial position.
The following table summarizes our wireless device financing plan receivables.

For the year ended December 31	Note	2025	2024
Current		1,076	1,063
Non-current	22	399	410
Total wireless device financing plan receivables (1)		1,475	1,473
(1)Excludes allowance for doubtful accounts and allowance for revenue adjustments on the current portion of $39 million and $45 million at December 31, 2025 and December 31, 2024, respectively, and allowance for doubtful accounts on the non-current portion of $11 million and $12 million at December 31, 2025 and December 31, 2024, respectively.